Vessel Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Abstract]
Total vessel revenues	$ 9,905,602	$ 6,768,672	$ 15,611,872
Pool [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 7,507,528	6,768,672	15,611,872
Pool [Member] | Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	6 months
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Vessel revenues	$ 2,398,074	$ 0	$ 0
Time Charter [Member] | Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	3 months
Time Charter [Member] | Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of charters/arrangements	12 months